Stockholders' equity and employee benefit plans (Employee Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity and Employee Benefit Plans Disclosure [Abstract]
Employee contribution benefit plan expense	$ 8.2	$ 5.8	$ 4.3
Allowable purchase interval duration	6 months
Price per share to fair market value	85.00%